Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 06, 2015
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 27,095	$ 21,720
Amortization of intangible assets	711	$ 769	$ 846
TCNB Financial Corp [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill				$ 5,375
Goodwill increased during period	$ 5,375